10. Commitments and Contingencies (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Details
2014	$ 64,000	$ 123,000
2015	75,000	75,000
2016	75,000	75,000
2017	75,000	75,000
2018	0	0
2014	18,000	65,000
2015	87,000	87,000
2016	48,000	48,000
2017	45,000	45,000
2018	$ 4,000	$ 4,000